CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY (Tables) - Parent Company	12 Months Ended
Dec. 31, 2021
Condensed balance sheets

	December 31,	December 31,
	2021	2020
ASSETS
Current Assets
Cash and cash equivalents	$1,607,807	$27
Due from related parties	28,667	—
Other current assets	24,902	1,290
Total Current Assets	1,661,376	1,317

Investments in subsidiaries	28,517,348	36,844,746
Amounts due from subsidiaries	43,908,651	4,823,017
Total Assets	$74,087,375	$41,669,080

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Due to related parties	$8,170	$8,219
Warrant liabilities	2,744	—
Accrued expenses and other liabilities	15,172	—
Total Liabilities	26,086	8,219

Commitments and Contingencies

Shareholders’ Equity
Ordinary Share (par value $0.0005 per share, 100,000,000 shares authorized; 29,260,784 and 20,400,000 shares issued and outstanding at December 31, 2021 and 2020, respectively)	14,630	10,200
Additional paid-in capital	41,564,519	3,814,665
Retained earnings	29,894,597	36,642,050
Accumulated other comprehensive income	2,587,543	1,193,946
Total Shareholders’ Equity	74,061,289	41,660,861

Total Liabilities and Shareholders’ Equity	$74,087,375	$41,669,080

Condensed statements of comprehensive (loss) income

	For the Years Ended
	December 31,
	2021	2020	2019
Revenues	$—	$—	$—
Cost of revenues	—	—	—
Gross profit	—	—	—

Operating Expenses
General and administrative expenses	(787,744)	(3,197)	(195,119)

Loss from Operations	(787,744)	(3,197)	(195,119)

Equity in (loss) gain of subsidiaries	$(8,327,398)	$6,947,862	$11,369,695
Interest income	57	26	—
Changes in fair value of warrant liabilities	2,367,632	—	—
Net (Loss) Income Before Income Taxes	$(6,747,453)	$6,944,691	$11,174,576

Income tax expense	—	—	—

Net (Loss) Income	$(6,747,453)	$6,944,691	$11,174,576

Other Comprehensive Income (Loss)
Foreign currency translation adjustment	1,393,597	2,531,676	(333,548)
Comprehensive (Loss) Income	$(5,353,856)	$9,476,367	$10,841,028

Condensed statements of cash flows

	For the Years Ended
	December 31,
	2021	2020	2019
Cash Flows from Operating Activities:
Net Cash (Used in) Provided by Operating Activities	$(824,929)	$26	$—

Cash Flows from Investing Activities:
Loans made to subsidiaries	(38,300,000)	—	—
Net Cash Used in Investing Activities	(38,300,000)	—	—

Cash Flows from Financing Activities:
Capital injection from shareholders	—	—	1
Issuance of ordinary shares pursuant to initial public offering, net of issuance costs	26,597,919	—	—
Issuance of ordinary shares pursuant to over-allotment, net of issuance costs	4,154,987	—	—
Issuance of units pursuant to a private placement, net of issuance costs	9,852,486	—	—
Net Cash Provided by Financing Activities	40,605,392	—	1

Effect of exchange rate changes on cash and cash equivalents	127,317	—	—

Net increase in cash and cash equivalents	1,607,780	26	1
Cash and cash equivalents at beginning of year	27	1	—
Cash and cash equivalents at end of year	$1,607,807	$27	$1